RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS
NOTE 18: -	RELATED PARTIES BALANCES AND TRANSACTIONS

In February 2022, the Company issued to Lynrock Lake Master Fund LP (“Lynrock”) the Company’s largest shareholder, an unsecured promissory note in an aggregate amount of $40,000 (see note 17).